COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 1) - Stock Options [Member] - USD ($)	9 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Stock Options
Outstanding, beginning balance	3,300,000
Granted	600,000	3,300,000
Exercised
Forfeited or expired
Outstanding, ending balance	3,900,000	3,300,000
Exercisable, ending balance	1,550,000	1,300,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.45
Granted	$ 0.60	$ 0.45
Exercised
Forfeited
Outstanding, ending balance	$ 0.47	$ 0.45
Exercisable, ending balance	$ 0.47	$ 0.45
Remaining Contractual Life (years)
Remaining Contractual Life (years)	9 years 11 months 16 days	9 years 11 months 16 days
Weighted Average Remaining Contractual Life (years), Ending	9 years 2 months 9 days
Exercisable Remaining Contractual Life (years)	8 years 11 months 27 days	9 years 11 months 16 days
Aggregate Intrinsic value
Outstanding ending balance	$ 297,000	$ 495,000
Exercisable ending balance	$ 117,000	$ 195,000